Stockholders' Equity	12 Months Ended
Jul. 31, 2020
Stockholders' equity
Stockholders' Equity

5. Stockholders’ Equity

Preferred Stock

As of July 31, 2020, the Company’s Board of Directors is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.01 per share, in one or more series. As of July 31, 2020 and July 31, 2019, there were no shares of preferred stock issued and outstanding.

Common Stock

As of July 31, 2020, 100,000,000 shares of common stock with a par value of $0.01 per share are authorized for issuance.

Private Placement Financing – Fiscal Year 2020

On October 2, 2019, we entered into and completed a closing (the “Closing”) of a private placement financing to accredited investors. We raised net proceeds of $830,000 in the Closing of an aggregate of 2,862,068 shares of our common stock at a purchase price of $0.29 per share, the closing sales price of our common stock on the date prior to the Closing. The Shares issued in the private placement financing were issued pursuant to a securities purchase agreement entered into with the investors. Tom Y. Lee and Dale Okuno, each of whom are accredited investors and members of the Company’s Board of Directors invested $290,000 and $250,000, respectively, in the private placement financing. Mr. Lee also serves as the Company’s President and Chief Executive Officer.

The net proceeds to us from the Closing, after deducting the forgoing fees and other offering expenses, were $830,000.

On March 9, 2020, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with various accredited investors with respect to a private placement financing (the “Private Placement”) and simultaneously completed the closing (the “Closing”) of the Private Placement. We raised net proceeds of approximately $2,000,000 in the Private Placement for an aggregate of 6,896,551 shares of our common stock (the “Shares”) at a purchase price of $0.29 per share. The per share purchase price was approved by our Board of Directors on February 24, 2020 and represents a 20% discount to the closing price of the Company’s common stock on that date. Tom Y. Lee, Dale Okuno and Ivan Chen, each of whom are accredited investors and members of the Company’s Board of Directors, invested $650,500, $450,000 and $52,000, respectively, in the Private Placement. Mr. Lee also serves as the Company’s President and Chief Executive Officer.

The net proceeds to us from the Private Placement, after deducting estimated fees and other offering expenses, were approximately $2,000,000.

The issuance and sale of the Shares was not registered under the Securities Act of 1933, as amended (the “Securities Act”), and these Shares may not be offered or sold in the United States absent registration under or exemption from the Securities Act and any applicable state securities laws. The Shares were issued and sold in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act. The Investors represented to the Company that each was an “accredited investor” within the meaning of Rule 501 of Regulation D under the Securities Act, and that each was receiving the Shares for investment for its own account and without a view to distribute them.

Private Placement Financing – Fiscal Year 2019

On August 16, 2018, we completed a Closing of a private placement financing to accredited investors. We raised approximately $1.5 million in the Closing and issued an aggregate of 3,333,964 shares of our common stock at a purchase price of $0.45 per share, including the conversion of approximately $0.5 million held in the form of a promissory note as of July 31, 2018 to Tom Y. Lee, a member of the Company’s Board of Directors and our largest stockholder. The shares issued in the private placement financing were issued pursuant to a securities purchase agreement entered into with the investors. Mr. Tom Y. Lee, a member of the Company’s Board of Directors invested approximately $1.0 million through his affiliates, including approximately $0.5 million of cash and the cancellation of existing indebtedness in the amount of approximately $0.5 million that was held in the form of a promissory note payable as of July 31, 2018.

During May, June and July of 2019, we completed three closings (the “Closings”) of a private placement financings to accredited investors. We raised net proceeds of $716,000 in the Closings and issued an aggregate of 2,468,963 shares of our common stock at a purchase price of $0.29 per share. The shares issued in the private placement financing were issued pursuant to a securities purchase agreement entered into with the investors. Messrs. Dale Okuno and Ivan Chen, each of whom are accredited investors and members of the Company’s Board of Directors invested $250,000 and $35,000, respectively, in the private placement financings.

The issuance and sale of the shares was not registered under the Securities Act of 1933, as amended (the “Securities Act”), and these shares may not be offered or sold in the United States absent registration under or exemption from the Securities Act and any applicable state securities laws. The shares were issued and sold in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act. The Investors represented to the Company that each was an “accredited investor” within the meaning of Rule 501 of Regulation D under the Securities Act, and that each was receiving the shares for investment for its own account and without a view to distribute them.

Other Activity

During the three months ended October 31, 2017, we entered into a two-year service agreement for business development services. In accordance with the agreement we issued 50,000 shares of common stock, with a value of $51,000. The value was capitalized to prepaid expense and is being amortized over the term of the agreement. During the fiscal year ended July 31, 2020 and 2019, we recognized $4,000 and $25,000 of expense related to these services, respectively.

Warrant Financing – Fiscal Year 2019

On February 19, 2019, we entered into warrants amendments (each a “Warrant Amendment”, and together, the “Warrant Amendments”) with three holders of warrants to purchase the Company’s common stock issued in August 2014 (the “2014 Warrants”). The Warrant Amendments provided (i) for a reduction in the exercise price from $0.75 to $0.35 and (ii) that 2014 Warrants would expire unless otherwise exercised on the date of the Warrant Amendments. In connection with the execution of the Warrant Amendments, on February 19, 2019, the holders exercised the 2014 Warrants to purchase 2,399,999 shares of common stock for an aggregate exercise price of $840,000.

Tom Lee, the Company’s Chairman of the Board, and beneficial holder of a 2014 Warrant to purchase 2,133,333 shares of Common Stock, entered into a Warrant Amendment and exercised his 2014 Warrant for an aggregate exercise price of $746,666. Additionally, Dale Okuno, a member of the Company’s Board of Directors, and beneficial holder of a 2014 Warrant to purchase 213,333 shares of Common Stock, entered into a Warrant Amendment and exercised his 2014 Warrant for an aggregate exercise price of $74,666.

Due to the reduction in exercise price for the 2014 Warrants issued in connection with the Warrant Amendment, we determined it was appropriate to record $960,000 of expense in the 2019 condensed consolidated statement of operations for the inducement to exercise the 2014 Warrants.

A summary of our warrant activity and related data is as follows:

Shares
Outstanding at July 31, 2018	2,861,096
Issued	—
Exercised	(2,399,999)
Expired/Cancelled	—
Outstanding at July 31, 2019	461,097
Issued	—
Exercised	—
Expired/Cancelled	(133,332)
Outstanding at July 31, 2020	327,765

The following table summarizes information related to warrants outstanding at July 31, 2020:

Expiration	Exercise
Date	Price	Shares
12/01/21	$1.25	58,824
12/01/21	$1.28	117,647
01/23/22	$1.25	117,647
01/23/22	$1.28	33,647
		327,765